Expenses - Other (losses) and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER (LOSSES) AND GAINS
(Loss) gain on foreign exchange	$ (3.1)	$ 6.5
Loss on disposal of assets	(0.3)	(2.0)
Loss on revaluation of investments	(4.4)	(28.0)
Unrealized (loss) gain on revaluation of non-current derivative financial liabilities	(108.2)	3.0
Gain (loss) on foreign exchange derivative	3.0	(2.3)
(Loss) gain on fuel hedge swap contracts	(1.4)	0.3
Revaluation of CSP's reclamation and closure cost obligation	(0.5)	(2.1)
Other	(0.4)	(1.1)
Total other losses	$ (115.3)	$ (25.7)